SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2014
Notes to Financial Statements
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements. The consolidated financial statements and notes are representations of the Company’s management who is responsible for their integrity and objectivity. These accounting policies conform to generally accepted accounting principles in the United States of America and have been consistently applied in the preparation of the consolidated financial statements.

Cash and Cash Equivalents

Cash includes cash on hand, and amounts on deposit with banks. Cash equivalents include any other highly liquid cash investments purchased with maturity of three months or less which are readily convertible to cash. The carrying amount approximates fair value because of the immediate liquidity or short maturity of these instruments. As at September 30, 2014, 2013 and 2012 the Company had only cash on deposit and petty cash on hand.

Accounts Receivable

The Company segregates trade receivables resulting from revenues generated from non-trade or other receivables. An allowance for bad debts is estimated for each type of receivable on a periodic basis based on experience with the respective parties.

Financial Instruments

a) Fair Value

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of judgment, they cannot be determined with complete accuracy. Changes in assumptions can significantly affect estimated fair values. The carrying values of cash, accounts receivable, notes payable, accounts payable, and accrued liabilities approximate their fair values because of the short-term nature of these instruments.

b) Interest rate, currency and credit risk

The Company is not subject to significant credit and interest risks arising from these financial instruments. The Company may be subject to significant currency risk as some of the external promissory notes are denominated in Canadian dollars or Hong Kong dollars.

Long-Term Financial Instruments

The fair value of each of the Company’s long-term financial assets is based on the amount of future cash flows associated with each instrument discounted using an estimate of what the Company's current borrowing rate for similar instruments of comparable maturity would be.

It is of the management’s opinion that the Company is not exposed to significant interest rate risk, credit risk or currency risks arising from these financial instruments.

Foreign Currency Translation

The Company maintains the books and records of AlphaRx Canada Ltd. in Canadian dollars, and the books and records of Alpha Life Sciences Ltd. and AlphaRx International Holdings Ltd. in Hong Kong dollars, their respective functional currencies. The records of these companies are converted to US dollars, the reporting currency. The translation method used is the current rate method. Under the current rate method all assets and liabilities are translated at the current rate, stockholders’ equity accounts are translated at historical rates and revenues and expenses are translated at average rates for the year. Cumulative net translation adjustments related to equity accounts are included as a separate component of stockholders’ deficiency.

	September 30, 2014	September 30, 2013	September 30, 2012
Year end CAD : USD exchange rate	0.8964	0.9705	1.017
Average Yearly CAD : USD exchange rate	0.9239	0.8747	0.9928
Year end RMB : USD exchange rate	0.1625	0.1626	N/A
Average Yearly RMB : USD exchange rate	0.1629	0.1616	N/A

Earnings or Loss Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus Common Stock equivalents (if dilutive) related to stock options and warrants for each year.

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statement or tax returns. Deferred income taxes are provided using the liability method. Under the liability method, deferred income taxes are recognized for all significant temporary differences between the tax and financial statement bases of assets and liabilities. Effects of changes in enacted tax laws on deferred tax assets and liabilities are reflected as adjustments to tax expense in the period of enactment. Deferred tax assets may be reduced, if deemed necessary based on a judgmental assessment of available evidence, by a valuation allowance for the amount of any tax benefits which are more likely, based on current circumstances, not expected to be realized.

Property Plant and Equipment

Property plant and equipment are stated at cost. Depreciation is calculated by using the Modified Accelerated Cost Recovery System Method for financial reporting as well as for income tax purposes at rates based on the following estimated useful lives:

Furniture and Fixtures	5 - 7 years
Machinery and Equipment	3 - 7 years

The Company capitalizes expenditures that materially increase assets’ lives and expenses ordinary repairs and maintenance to operations as incurred. When assets are sold or disposed or otherwise fully depreciated, the cost and related accumulated depreciation is removed from the accounts and any gain or loss is included in the statement of income and retained earnings.

Research and Development

All research and development costs are charged to expense as incurred. These costs include in house and contracted research and development, travel to explore and evaluate new product candidates, raw materials, lab supplies and other costs related directly to research and development of new and existing drug product candidates.

Revenue Recognition

Revenues related to license fees and royalties are recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, and collectability is probable. Should there be any future obligations or deliverables related to the license fees, revenue is deferred and recognized only when those obligations and or deliverables have been satisfied. Any advance payments or deposits received in relation to license fees and other fees are deferred until those obligations or deliverables have been satisfied. Royalty payments are not received in advance but rather, are paid to the Company based on previous period sales by licensees. Royalty revenue is accrued in the period earned based on estimates or actual licensed sales during the period in question. Consulting revenues are recognized as the services are rendered to the customer, and invoiced on a periodic basis or upon completion of the consulting services depending on contract terms and conditions.

Sales represent the invoiced value of goods supplied to customers. Revenues are recognized upon the passage of title to the customers, provided that the collection of the proceeds from sales is reasonably assured. A reserve for returns is considered periodically based on actual or anticipated returns from customers. The Company no longer sells any products directly to end-users.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates in amounts than may be material to the consolidated financial statements. Management believes that these estimates and assumptions used are reasonable. These estimates are reviewed periodically and as adjustments become necessary, they are reported in earnings in the period in which they become known. Estimates were used in determining the amounts of accrued liabilities, useful lives of property plant and equipment, stock based compensation, and valuation allowances.

Long-Lived Assets

The Company reviews long-lived assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. During the year management determined that an impairment test was necessary and used its best estimate of the undiscounted cash flows to evaluate the carrying amount and have determined that no impairment has occurred.

Concentrations of Credit Risks and Revenues

The Company’s receivables are unsecured and are generally due in 30 Days. Reserves for uncollectible receivables are determined by the Company periodically based on best estimates available and historical data, as well as the economic and financial status of its debtors. Investment in marketable securities carry normal market risk of fluctuation in the price of securities traded on recognized stock exchanges as well as liquidity and foreign exchange risks.

Currently, the Company does not have a diverse customer base. The Company relies on one licensee for all of its royalty revenues and has another licensee attempting to commercialize one of its product candidates. Should these licensees discontinue sales of our products, or should commercialization efforts of our product candidates be curtailed, our revenues could be adversely impacted.

Stock Based Compensation

The Company recognizes compensation cost for third party and employee services rendered in exchange for an equity instrument award based on the fair value of the award on the date of grant. The Company uses the Black-Sholes option-pricing model in determining the fair value of options and warrants. In determining the expected volatility, the Company bases this assumption on the historical volatilities of the Company’s common stock over the expected life of the stock acquisition rights.

Comprehensive Income

Comprehensive income is net income plus certain items that are recorded directly to stockholders’ equity, bypassing net income. With the exception of foreign exchange gains and losses, the Company has no other components in its comprehensive income (loss) accounts.

Recent Issued Standards

In July 2013, the FASB has issued ASU No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force).U.S. GAAP does not include explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For nonpublic entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted.

The FASB has issued Accounting Standards Update (ASU) No. 2014-07, Applying Variable Interest Entities Guidance to Common Control Leasing Arrangements. The guidance addresses the consolidation of lessors in certain common control leasing arrangements and is based on a consensus reached by the Private Company Council (PCC).

Under current U.S. GAAP, a company is required to consolidate an entity in which it has a controlling financial interest. The assessment of controlling financial interest is performed under either: (a) a voting interest model; or (b) a variable interest entity model. In a variable interest entity model, the company has a controlling financial interest when it has: (a) the power to direct the activities that most significantly affect the economic performance of the entity; and (b) the obligation to absorb losses or the right to receive benefits of the entity that could be potentially significant to the entity.

To determine which model applies, a company preparing financial statements must first determine whether it has a variable interest in the entity being evaluated for consolidation and whether that entity is a variable interest entity.

The new guidance allows a private company to elect (when certain conditions exist) not to apply the variable interest entity guidance to a lessor under common control. Instead, the private company would make certain disclosures about the lessor and the leasing arrangement.

Under the amendments in this ASU, a private company lessee could elect an alternative not to apply variable interest entity guidance to a lessor when:

-	The private company lessee and the lessor are under common control;

-	The private company lessee has a leasing arrangement with the lessor;

-	Substantially all of the activity between the private company lessee and the lessor is related to the leasing activities (including supporting leasing activities) between those two companies, and

-	If the private company lessee explicitly guarantees or provides collateral for any obligation of the lessor related to the asset leased by the private company, then the principal amount of the obligation at inception does not exceed the value of the asset leased by the private company from the lessor.

If elected, the accounting alternative should be applied to all leasing arrangements meeting the above conditions. The alternative should be applied retrospectively to all periods presented, and is effective for annual periods beginning after December 15, 2014, and interim periods within annual periods beginning after December 15, 2015. Early application is permitted for all financial statements that have not yet been made available for issuance.